Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 25,445,540	$ 20,550,801
Cash Flows	(12,288,248)	5,878,717
Non-cash changes,Foreign exchange	(292,466)	(1,064,017)
Non-cash changes,Other	238,982	80,039
Ending Balance	13,103,808	25,445,540
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	32,165,336	29,248,690
Cash Flows	(1,880,197)	4,398,112
Non-cash changes,Foreign exchange	556,777	(1,483,165)
Non-cash changes,Other	(15,701)	1,699
Ending Balance	30,826,215	32,165,336
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	48,517,631	41,980,931
Cash Flows	(7,500,000)	6,184,215
Non-cash changes,Foreign exchange	0	0
Non-cash changes,Other	360,551	352,485
Ending Balance	41,378,182	48,517,631
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	564,576	491,089
Cash Flows	88,131	110,363
Non-cash changes,Foreign exchange	13,086	(36,876)
Non-cash changes,Other	0	0
Ending Balance	665,793	564,576
Other financial liabilities - noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,486,119	20,311,688
Cash Flows	0	0
Non-cash changes,Foreign exchange	(456,551)	(195,611)
Non-cash changes,Other	380,787	370,042
Ending Balance	$ 20,410,355	$ 20,486,119